NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
NET LOSS PER SHARE
NET LOSS PER SHARE

21. NET LOSS PER SHARE

The Company computes basic loss per share using net loss attributable to Common Stockholders and the weighted-average number of Common Stock shares outstanding during each period. Diluted earnings per share include shares issuable upon exercise of outstanding stock options and stock-based awards where the conversion of such instruments would be dilutive.

	Three Months Ended March 31,
(in thousands, except per share amounts)	2021	2020
Numerator for basic and diluted net loss per share:
Net loss attributable to Common Stockholders	$(59,108)	$(21,804)
Denominator for basic and diluted net loss per share:
Weighted-average shares	238,244	156,250
Net loss per share—Basic and Diluted	$(0.25)	$(0.14)

The Company’s potential dilutive securities, which include outstanding Common Stock options, unvested restricted stock units, unvested restricted stock awards and outstanding Common Stock warrants, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding as of March 31, 2021 and 2020, from the computation of diluted net loss per share attributable to common stockholders because including them would have an anti-dilutive effect (in thousands):

	Three Months Ended March 31,
	2021	2020
Common Stock options outstanding	19,378	12,964
Unvested restricted stock units outstanding	918	—
Unvested restricted stock awards outstanding	224	3,142
Common Stock warrants outstanding	—	578
Total shares	20,520	16,684

20. NET LOSS PER SHARE

The Company computes basic loss per share using net loss attributable to Common Stockholders and the weighted-average number of Common Stock shares outstanding during each period. Diluted earnings per share include shares issuable upon exercise of outstanding stock options and stock-based awards where the conversion of such instruments would be dilutive.

	Years Ended December 31,
	2020	2019
(in thousands, except per share amounts)	(as restated)

Numerator for basic and diluted net loss per share:
Net loss attributable to Common Stockholders	$(34,015)	$(103,596)
Denominator for basic and diluted net loss per share:
Weighted average shares	157,906	150,002
Net loss per share—Basic and Diluted	$(0.22)	$(0.69)

The Company’s potential dilutive securities, which include outstanding Common Stock options, unvested restricted stock units, unvested restricted stock awards, outstanding Common Stock warrants, and Trine Founder Shares held in escrow, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding as of December 31, 2020 and 2019, from the computation of diluted net loss per share attributable to common stockholders because including them would have an anti-dilutive effect (in thousands):

	Years Ended December 31,
	2020	2019
Common Stock options outstanding	19,553	18,072
Unvested restricted stock units outstanding	683	—
Unvested restricted stock awards outstanding	279	5,587
Common Stock warrants outstanding	25,010	634
Unvested Trine Founder Shares, held in escrow	1,851	—
Total shares	47,376	24,293